Profit before Income Tax - Details of Profit before Income Tax (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit loss before income tax [abstract]
Employee salaries and welfare costs	¥ 19,268	¥ 18,741	¥ 15,955
Housing benefits	1,061	933	838
Contribution to the defined contribution pension plan	2,531	2,357	1,798
Depreciation and amortisation	2,638	2,240	2,083
Foreign exchange losses/(gains)	194	(52)	(582)
Remuneration in respect of audit services provided by auditors	¥ 59	¥ 59	¥ 58